Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Rental revenue	$ 49,111,725	$ 43,581,348	$ 39,327,779
Other revenue	1,018,902	281,024	108,564
Total revenues	50,130,627	43,862,372	39,436,343
Investment property operating expense	(8,147,818)	(6,974,534)	(5,142,950)
General and administrative expense	(16,732,668)	(15,626,057)	(8,508,862)
Listing expense	0	(44,469,613)	0
Investment property valuation gain	20,649,485	32,347,462	20,151,026
Interest income from affiliates	0	302,808	664,219
Financing costs	(20,844,277)	(22,642,028)	(31,111,064)
Net foreign currency gain (loss)	519,774	(104,129)	284,706
Gain on sale of investment properties	0	0	1,165,170
Gain on disposition of asset held for sale	0	0	1,022,853
Other income	1,112,439	12,616,888	307,822
Other expenses	(937,719)	(9,177,160)	(6,132,636)
Profit (loss) before taxes	25,749,843	(9,863,991)	12,136,627
INCOME TAX EXPENSE	(9,641,023)	(9,562,060)	(4,980,622)
PROFIT (LOSS) FOR THE YEAR	16,108,820	(19,426,051)	7,156,005
Items that may be reclassified subsequently to profit or loss:
Translation gain (loss) from functional currency to reporting currency	17,089,304	(12,985,112)	18,373,064
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	33,198,124	(32,411,163)	25,529,069
PROFIT (LOSS) FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	10,496,847	(29,285,428)	3,139,333
Non-controlling interests	5,611,973	9,859,377	4,016,672
PROFIT (LOSS) FOR THE YEAR	16,108,820	(19,426,051)	7,156,005
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Owners of the Company	27,586,151	(42,270,540)	21,512,397
Non-controlling interests	5,611,973	9,859,377	4,016,672
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	$ 33,198,124	$ (32,411,163)	$ 25,529,069
Weighted average number of shares - basic (in shares)	31,571,461	30,995,079	28,600,000
Weighted average number of shares - diluted (in shares)	31,735,512	30,995,079	28,600,000
Earnings (Loss) per share attributable to owners of the Company - basic (in dollars per share)	$ 0.33	$ (0.94)	$ 0.11
Earnings (Loss) per share attributable to owners of the Company - diluted (in dollars per share)	$ 0.33	$ (0.94)	$ 0.11